Trade and Other Payables (Details) - USD ($) $ in Millions	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 34		$ 51		$ 47
Customer deposits and other deferred revenue	395	[1]	412	[1]	395
Construction payables and accruals	183		316		278
Outstanding chips liability	133	[1]	189	[1]	485
Interest payables	156		156		130
Accrued employee benefit expenses	107		136		174
Other tax payables	97		118		302
Loyalty program liability	29	[1]	28	[1]	31
Casino liabilities	21		22		41
Payables to related companies - non-trade	8		3		9
Other payables and accruals	57		62		104
Trade and other payables	1,220		1,493		1,996
Trade and other non-current payables	(107)		(105)		(122)
Trade and other current payables	$ 1,113		$ 1,388		$ 1,874

[1]	These balances represent the Group’s main types of liabilities associated with contracts with customers. With the exception of mall deposits, which typically extend beyond a year based on the terms of the lease, these liabilities are generally expected to be recognized as revenue or redeemed for cash within one year of being purchased, earned or deposited.